OTHER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Other [Abstract]
Transaction costs	$ (13)	$ (5)	$ (17)
Change in fair value of property, plant and equipment	(101)	(65)	(64)
Loss on debt extinguishment	(12)	(35)	(27)
Amortization of service concession assets	(9)	(20)	(9)
Legal provisions	(231)	0	0
Other	(66)	(151)	(89)
Other	$ (432)	$ (276)	$ (206)